Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 4,831,256	$ 4,938,959	$ 5,153,896
Selling, general and administrative	844,059	816,093	945,824
Research and development	263,279	313,088	343,531
Restructuring expense	14,781	39,876	27,934
Impairment loss	120,407	715,220	37,744
Transaction expense (income), net	51	(26,740)	2,590
Total operating expenses	4,184,265	4,990,051	4,493,460
Operating income (loss)	646,991	(51,092)	660,436
Interest income	14,231	10,436	12,840
Interest expense	(431,618)	(458,899)	(469,268)
Foreign exchange gain (loss), net	129,051	(443,977)	101,040
Other (expense) income, net	(54,607)	(33,393)	18,365
Total non-operating expenses	(342,943)	(925,833)	(337,023)
Income (loss) before provision for (benefit from) income taxes	304,048	(976,925)	323,413
Provision for (benefit from) income taxes	189,401	(29,414)	59,206
Net income (loss)	114,647	(947,511)	264,207
Less: Net income attributable to non-controlling interests	115,671	55,400	45,413
Less: Net income attributable to redeemable non-controlling interests	20,326	65,665	7,457
Net (loss) income attributable to IGT PLC	$ (21,350)	$ (1,068,576)	$ 211,337
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	$ (0.10)	$ (5.26)	$ 1.05
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ (0.10)	$ (5.26)	$ 1.05
Weighted-average shares - basic (in shares)	204,083	203,130	201,511
Weighted-average shares - diluted (in shares)	204,083	203,130	202,214
Service
Revenue	$ 4,046,314	$ 4,136,556	$ 4,375,586
Cost of services and product sales	2,450,658	2,553,083	2,553,479
Product
Revenue	784,942	802,403	778,310
Cost of services and product sales	$ 491,030	$ 579,431	$ 582,358